Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	333-288660-04
Entity Registrant Name	Mercedes-Benz Auto Lease Trust 2026-B
Entity Central Index Key	0002151670
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-7103554
Entity Address, Address Line One	1 Mercedes-Benz Drive
Entity Address, City or Town	Sandy Springs
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	705-3600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false